Loans Payable	3 Months Ended
Mar. 31, 2015
Payables and Accruals [Abstract]
Loans Payable

Note 5 – LOANS PAYABLE

As of March 31, 2015, the Company has short term loans payable of $19,556 and $8,631, respectively. During the three months ended March 31, 2015, the Company received proceeds of $28,825 and made payments of $17,890 from certain short term loans payable with interest rates ranging from 20%-23%. Interest recorded on the notes for the three months ended March 31, 2015 and 2014 was $841 and $0, respectively.